Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
	Jan. 18, 2023	Dec. 31, 2023	Sep. 01, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 13, 2019
Related Party Transactions [Abstract]
Solar powered atmospheric water generator		$ 550,000
Deposit liability, current						$ 193,497	$ 303,742
Unpaid balance on equipment			$ 52,761		$ 52,761
Accounts receivable		0			52,761
Accounts payable - related party		$ 16,900			$ 27,029
Number of shares issued to officers, shares	6,952,523
Number of shares issued to officers, value	$ 168,126
Common stock deposits received value				$ 310,700
Common stock deposits received shares				13,674,000